Condensed Consolidating Guarantor and Non-Guarantor Financial Information	12 Months Ended
Mar. 31, 2014
Condensed Consolidating Guarantor and Non-Guarantor Financial Information
Condensed Consolidating Guarantor and Non-Guarantor Financial Information

Note 17 — Condensed Consolidating Guarantor and Non-Guarantor Financial Information

Certain of our wholly-owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Unsecured Notes (described in Note 8). Pursuant to Rule 3-10 of Regulation S-X, we have presented in columnar format the condensed consolidating financial information for NGL Energy Partners LP, NGL Energy Finance Corp. (which, along with NGL Energy Partners LP, is a co-issuer of the Unsecured Notes), the guarantor subsidiaries on a combined basis, and the non-guarantor subsidiaries on a combined basis in the tables below.

During the periods presented in the tables below, the status of certain subsidiaries changed, in that they either became guarantors of or ceased to be guarantors of the Unsecured Notes. Such changes have been given retrospective application in the tables below.

There are no significant restrictions upon the ability of the parent or any of the guarantor subsidiaries to obtain funds from their respective subsidiaries by dividend or loan. None of the assets of the guarantor subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act.

For purposes of the tables below, (i) the condensed consolidating financial information is presented on a legal entity basis, not a business segment basis, (ii) investments in consolidated subsidiaries are accounted for as equity method investments, and (iii) contributions, distributions, and advances to or from consolidated entities are reported on a net basis within net changes in advances with consolidated entities in the condensed consolidating cash flow tables below.

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,181	$—	$8,728	$531	$—	$10,440
Accounts receivable - trade, net of allowance for doubtful accounts	—	—	887,789	13,115	—	900,904
Accounts receivable - affiliates	—	—	7,445	—	—	7,445
Inventories	—	—	306,434	3,726	—	310,160
Prepaid expenses and other current assets	—	—	80,294	56	—	80,350
Total current assets	1,181	—	1,290,690	17,428	—	1,309,299

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	764,014	65,332	—	829,346
GOODWILL	—	—	1,105,008	1,998	—	1,107,006
INTANGIBLE ASSETS, net of accumulated amortization	1,169	11,552	700,603	1,632	—	714,956
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	189,821	—	—	189,821
NET INTERCOMPANY RECEIVABLES (PAYABLES)	327,281	437,714	(720,737)	(44,258)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,447,502	—	17,673	—	(1,465,175)	—
OTHER NONCURRENT ASSETS	—	—	16,674	121	—	16,795
Total assets	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$—	$726,252	$13,959	$—	$740,211
Accounts payable - affiliates	—	—	73,703	3,143	—	76,846
Accrued expenses and other payables	554	14,266	124,923	1,947	—	141,690
Advance payments received from customers	—	—	29,891	74	—	29,965
Current maturities of long-term debt	—	—	7,058	22	—	7,080
Total current liabilities	554	14,266	961,827	19,145	—	995,792

LONG-TERM DEBT, net of current maturities	250,000	450,000	929,754	80	—	1,629,834
OTHER NONCURRENT LIABILITIES	—	—	9,663	81	—	9,744
EQUITY
Partners’ equity (deficit)	1,526,579	(15,000)	1,462,691	22,994	(1,470,449)	1,526,815
Accumulated other comprehensive loss	—	—	(189)	(47)	—	(236)
Noncontrolling interests	—	—	—	—	5,274	5,274
Total equity (deficit)	1,526,579	(15,000)	1,462,502	22,947	(1,465,175)	1,531,853
Total liabilities and equity	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

(1)   The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$11,206	$355	$—	$11,561
Accounts receivable - trade, net of allowance for doubtful accounts	—	561,560	1,197	—	562,757
Accounts receivable - affiliates	—	22,883	—	—	22,883
Inventories	—	126,024	871	—	126,895
Prepaid expenses and other current assets	—	37,784	107	—	37,891
Total current assets	—	759,457	2,530	—	761,987

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	497,743	28,694	—	526,437
GOODWILL	—	553,222	1,998	—	555,220
INTANGIBLE ASSETS, net of accumulated amortization	717	439,365	1,350	—	441,432
NET INTERCOMPANY RECEIVABLES (PAYABLES)	237,736	(233,294)	(4,442)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	895,779	20,371	—	(916,150)	—
OTHER NONCURRENT ASSETS	—	6,542	—	—	6,542
Total assets	$1,134,232	$2,043,406	$30,130	$(916,150)	$2,291,618

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$534,164	$1,891	$—	$536,055
Accounts payable - affiliates	—	6,900	—	—	6,900
Accrued expenses and other payables	554	83,001	2,051	—	85,606
Advance payments received from customers	—	22,364	8	—	22,372
Current maturities of long-term debt	—	8,610	16	—	8,626
Total current liabilities	554	655,039	3,966	—	659,559

LONG-TERM DEBT, net of current maturities	250,000	490,433	3	—	740,436
OTHER NONCURRENT LIABILITIES	—	2,155	50	—	2,205
EQUITY
Partners’ equity	883,678	895,779	26,087	(921,890)	883,654
Accumulated other comprehensive income	—	—	24	—	24
Noncontrolling interests	—	—	—	5,740	5,740
Total equity	883,678	895,779	26,111	(916,150)	889,418
Total liabilities and equity	$1,134,232	$2,043,406	$30,130	$(916,150)	$2,291,618

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$—	$9,560,124	$139,519	$(369)	$9,699,274

COST OF SALES	—	—	9,011,011	122,057	(369)	9,132,699

OPERATING COSTS AND EXPENSES:
Operating	—	—	253,214	6,182	—	259,396
General and administrative	—	—	77,756	2,104	—	79,860
Depreciation and amortization	—	—	117,573	3,181	—	120,754

Operating Income	—	—	100,570	5,995	—	106,565

OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities	—	—	1,898	—	—	1,898
Interest expense	(16,818)	(15,000)	(27,031)	(51)	46	(58,854)
Other, net	—	—	202	(70)	(46)	86

Income (Loss) Before Income Taxes	(16,818)	(15,000)	75,639	5,874	—	49,695

INCOME TAX PROVISION	—	—	(937)	—	—	(937)

EQUITY IN NET INCOME OF CONSOLIDATED SUBSIDIARIES	64,473	—	4,771	—	(69,244)	—

Net Income (Loss)	47,655	(15,000)	79,473	5,874	(69,244)	48,758

NET INCOME ALLOCATED TO GENERAL PARTNER					(14,148)	(14,148)

NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(1,103)	(1,103)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$47,655	$(15,000)	$79,473	$5,874	$(84,495)	$33,507

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$4,409,198	$8,878	$(309)	$4,417,767

COST OF SALES	—	4,038,251	1,168	(309)	4,039,110

OPERATING COSTS AND EXPENSES:
Operating	—	164,944	4,855	—	169,799
General and administrative	—	52,461	237	—	52,698
Depreciation and amortization	—	66,916	1,937	—	68,853

Operating Income	—	86,626	681	—	87,307

OTHER INCOME (EXPENSE):
Interest expense	(13,041)	(19,951)	(48)	46	(32,994)
Loss on early extinguishment of debt	—	(5,769)	—	—	(5,769)
Other, net	—	1,666	(99)	(46)	1,521

Income (Loss) Before Income Taxes	(13,041)	62,572	534	—	50,065

INCOME TAX PROVISION	—	(1,875)	—	—	(1,875)

EQUITY IN NET INCOME OF CONSOLIDATED SUBSIDIARIES	60,981	284	—	(61,265)	—

Net Income	47,940	60,981	534	(61,265)	48,190

NET INCOME ALLOCATED TO GENERAL PARTNER				(2,917)	(2,917)

NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS				(250)	(250)

NET INCOME ALLOCATED TO LIMITED PARTNERS	$47,940	$60,981	$534	$(64,432)	$45,023

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$1,310,473	$225	$(225)	$1,310,473

COST OF SALES	—	1,217,248	—	(225)	1,217,023

OPERATING COSTS AND EXPENSES:
Operating	—	47,162	138	—	47,300
General and administrative	—	15,823	186	—	16,009
Depreciation and amortization	—	14,964	147	—	15,111

Operating Income (Loss)	—	15,276	(246)	—	15,030

OTHER INCOME (EXPENSE):
Interest expense	—	(7,619)	(46)	45	(7,620)
Other, net	—	1,100	—	(45)	1,055

Income (Loss) Before Income Taxes	—	8,757	(292)	—	8,465

INCOME TAX PROVISION	—	(601)	—	—	(601)

EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	7,876	(280)	—	(7,596)	—

Net Income (Loss)	7,876	7,876	(292)	(7,596)	7,864

NET INCOME ALLOCATED TO GENERAL PARTNER				(8)	(8)

NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS				12	12

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$7,876	$7,876	$(292)	$(7,592)	$7,868

NGL ENERGY PARTNERS LP

Condensed Consolidating Statements of Comprehensive Income (Loss)

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$47,655	$(15,000)	$79,473	$5,874	$(69,244)	$48,758

Other comprehensive loss, net of tax	—	—	(189)	(71)	—	(260)

Comprehensive income (loss)	$47,655	$(15,000)	$79,284	$5,803	$(69,244)	$48,498

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income	$47,940	$60,981	$534	$(61,265)	$48,190

Other comprehensive loss, net of tax	—	—	(7)	—	(7)

Comprehensive income	$47,940	$60,981	$527	$(61,265)	$48,183

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$7,876	$7,876	$(292)	$(7,596)	$7,864

Other comprehensive loss, net of tax	—	—	(25)	—	(25)

Comprehensive income (loss)	$7,876	$7,876	$(317)	$(7,596)	$7,839

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(16,625)	$—	$99,754	$2,107	$85,236

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	—	(118,455)	(46,693)	(165,148)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(334,154)	—	(932,373)	(2,283)	(1,268,810)
Cash flows from commodity derivatives	—	—	(35,956)	—	(35,956)
Proceeds from sales of assets	—	—	12,884	11,776	24,660
Investments in unconsolidated entities	—	—	(11,515)	—	(11,515)
Distributions of capital from unconsolidated entities	—	—	1,591	—	1,591
Other	—	—	540	(735)	(195)
Net cash used in investing activities	(334,154)	—	(1,083,284)	(37,935)	(1,455,373)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	2,545,500	—	2,545,500
Payments on revolving credit facilities	—	—	(2,101,000)	—	(2,101,000)
Issuances of notes	—	450,000	—	—	450,000
Proceeds from borrowings on other long-term debt	—	—	780	100	880
Payments on other long-term debt	—	—	(8,802)	(17)	(8,819)
Debt issuance costs	(645)	(12,286)	(11,664)	—	(24,595)
Contributions	765	—	—	2,060	2,825
Distributions	(145,090)	—	—	(840)	(145,930)
Proceeds from sale of common units, net of offering costs	650,155	—	—	—	650,155
Net changes in advances with consolidated entities	(153,225)	(437,714)	556,238	34,701	—
Net cash provided by financing activities	351,960	—	981,052	36,004	1,369,016
Net increase (decrease) in cash and cash equivalents	1,181	—	(2,478)	176	(1,121)
Cash and cash equivalents, beginning of period	—	—	11,206	355	11,561
Cash and cash equivalents, end of period	$1,181	$—	$8,728	$531	$10,440

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor
	(Parent)	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(12,428)	$140,794	$4,268	$132,634

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	(59,903)	(12,572)	(72,475)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(452,087)	(38,718)	—	(490,805)
Cash flows from commodity derivatives	—	11,579	—	11,579
Proceeds from sales of assets	—	5,080	—	5,080
Net cash used in investing activities	(452,087)	(81,962)	(12,572)	(546,621)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	1,227,975	—	1,227,975
Payments on revolving credit facilities	—	(964,475)	—	(964,475)
Issuance of notes	250,000	—	—	250,000
Proceeds from borrowings on other long-term debt	—	634	19	653
Payments on other long-term debt	—	(4,837)	—	(4,837)
Debt issuance costs	(777)	(19,412)	—	(20,189)
Contributions	510	—	403	913
Distributions	(71,608)	—	(74)	(71,682)
Proceeds from sale of common units, net of offering costs	(642)	—	—	(642)
Net changes in advances with consolidated entities	286,991	(295,105)	8,114	—
Net cash provided by (used in) financing activities	464,474	(55,220)	8,462	417,716
Net increase (decrease) in cash and cash equivalents	(41)	3,612	158	3,729
Cash and cash equivalents, beginning of period	41	7,594	197	7,832
Cash and cash equivalents, end of period	$—	$11,206	$355	$11,561

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor
	(Parent)	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$—	$90,477	$(148)	$90,329

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	(6,667)	(877)	(7,544)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(291,097)	(6,304)	—	(297,401)
Cash flows from commodity derivatives	—	6,464	—	6,464
Proceeds from sales of assets	—	1,238	—	1,238
Other	—	346	—	346
Net cash used in investing activities	(291,097)	(4,923)	(877)	(296,897)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	478,900	—	478,900
Payments on revolving credit facilities	—	(329,900)	—	(329,900)
Payments on other long-term debt	—	(1,278)	—	(1,278)
Debt issuance costs	—	(2,380)	—	(2,380)
Contributions	—	—	440	440
Distributions	(19,060)	—	—	(19,060)
Proceeds from sale of common units, net of offering costs	74,759	—	—	74,759
Repurchase of common units	(3,418)	—	—	(3,418)
Net changes in advances with consolidated entities	238,816	(239,476)	660	—
Net cash provided by (used in) financing activities	291,097	(94,134)	1,100	198,063
Net increase (decrease) in cash and cash equivalents	—	(8,580)	75	(8,505)
Cash and cash equivalents, beginning of period	41	16,174	122	16,337
Cash and cash equivalents, end of period	$41	$7,594	$197	$7,832